S000070572 [Member] Expense Example - Putnam Retirement Advantage 2065 Fund	Aug. 31, 2025 USD ($)
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	1,762
Expense Example, with Redemption, 10 Years	5,212
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	1,566
Expense Example, with Redemption, 10 Years	4,901
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	1,517
Expense Example, with Redemption, 10 Years	4,822
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	1,566
Expense Example, with Redemption, 10 Years	4,901
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	1,642
Expense Example, with Redemption, 10 Years	5,023
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	2,166
Expense Example, with Redemption, 10 Years	5,377
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	1,881
Expense Example, with Redemption, 10 Years	5,396
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	2,045
Expense Example, with Redemption, 10 Years	$ 5,508